EMPLOYEE RELATED LIABILITIES (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Israeli employee termination benefits	$ 5,752	$ 6,269	$ 5,941
Pension Plan [Member]
Discount rate		5.10%	2.90%
Tower Jazz Panasonic Semi Conductor Company Ltd [Member]
Matching contribution (as a percent)	8.20%	8.50%	7.70%
Employee contribution (as a percent)	0.70%
Cost recognized	$ 4,266	$ 4,838	$ 5,331